Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	10 Months Ended
	Sep. 15, 2023	Nov. 17, 2021	May 01, 2018	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000015708
Account Value [Line Items]
Line Graph and Table Measure Name				Johnson Equity Income Fund - Class I
Account Value				$ 1,000,000	$ 2,639,052	$ 2,372,922	$ 2,086,837	$ 2,208,602	$ 1,587,615	$ 1,552,552	$ 1,320,787	$ 1,173,772	$ 993,992	$ 983,679
C000244749
Account Value [Line Items]
Line Graph and Table Measure Name					Johnson Equity Income Fund - Class S
Account Value	$ 10,000				$ 11,182
C000015712
Account Value [Line Items]
Line Graph and Table Measure Name				Johnson Opportunity Fund - Class I
Account Value				$ 1,000,000	$ 2,215,778	1,977,998	1,725,890	1,905,196	1,288,681	1,382,262	1,382,216	1,219,739	1,021,475	1,041,286
C000244750
Account Value [Line Items]
Line Graph and Table Measure Name					Johnson Opportunity Fund - Class S
Account Value	10,000				$ 11,320
C000071343
Account Value [Line Items]
Line Graph and Table Measure Name				Johnson International Fund
Account Value				$ 10,000	14,749	13,315	11,383	13,559	10,194	10,938	10,559	9,900	8,632	9,690
C000015709
Account Value [Line Items]
Line Graph and Table Measure Name				Johnson Enhanced Return Fund
Account Value				$ 1,000,000	3,016,849	2,454,945	2,132,052	2,523,180	1,803,545	1,664,273	1,487,642	1,324,940	1,128,985	1,073,410
C000244751
Account Value [Line Items]
Line Graph and Table Measure Name				Johnson Inst Core Bond Fund - Class I
Account Value				$ 1,000,000	1,176,271	1,146,309	1,157,613	1,304,629	1,314,389	1,185,655	1,093,261	1,095,094	1,093,069	1,026,438
C000200604
Account Value [Line Items]
Line Graph and Table Measure Name			Johnson Inst Core Bond Fund - Class F
Account Value			$ 500,000		$ 535,294	522,701	528,307	596,429	601,637	543,879	503,920
C000015718
Account Value [Line Items]
Line Graph and Table Measure Name					Johnson Inst Core Bond Fund - Class S
Account Value	$ 10,000				$ 10,449
C000015717
Account Value [Line Items]
Line Graph and Table Measure Name				Johnson Inst Intermediate Bond Fund - Class I
Account Value				$ 1,000,000	1,188,203	1,138,154	1,139,323	1,244,033	1,242,253	1,150,252	1,074,036	1,073,391	1,065,014	1,015,976
C000200603
Account Value [Line Items]
Line Graph and Table Measure Name			Johnson Inst Intermediate Bond Fund - Class F
Account Value			$ 500,000		549,864	527,424	528,919	578,161	578,223	536,313	502,847
C000015716
Account Value [Line Items]
Line Graph and Table Measure Name				Johnson Inst Short Duration Bond Fund - Class I
Account Value				$ 1,000,000	1,153,554	1,098,538	1,089,084	1,140,144	1,135,997	1,084,654	1,039,465	1,035,177	1,027,137	1,007,156
C000200602
Account Value [Line Items]
Line Graph and Table Measure Name			Johnson Inst Short Duration Bond Fund - Class F
Account Value			$ 500,000		550,304	524,928	521,216	546,904	545,399	521,814	501,485
C000229855
Account Value [Line Items]
Line Graph and Table Measure Name		Johnson Core Plus Bond Fund
Account Value		$ 1,000,000			911,415	885,599	889,226
C000015715
Account Value [Line Items]
Line Graph and Table Measure Name				Johnson Municipal Income Fund
Account Value				$ 1,000,000	1,169,265	1,133,802	1,107,364	1,206,853	1,182,664	1,130,422	1,070,120	1,068,045	1,071,321	1,020,338
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 1,000,000	3,352,067	2,691,210	2,250,288	2,517,545	1,788,103	1,663,274	1,506,351	1,317,038	1,117,118	1,074,228
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000				12,413
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 1,000,000	2,156,198	1,951,863	1,718,487	2,175,226	1,378,547	1,446,503	1,421,379	1,222,767	1,020,323	1,059,194
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000				11,253
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Account Value				$ 10,000	14,579	13,061	11,587	14,380	10,595	11,130	10,988	10,243	8,504	9,474
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 1,000,000	3,352,067	2,691,210	2,250,288	2,517,545	1,788,103	1,663,274	1,506,351	1,317,038	1,117,118	1,074,228
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value				$ 1,000,000	1,143,040	1,113,738	1,124,281	1,253,269	1,257,460	1,156,395	1,072,034	1,076,310	1,079,707	1,018,578
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 500,000		537,499	523,720	528,677	589,332	591,303	543,779	504,109
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000				10,450
Bloomberg Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value				$ 1,000,000	1,165,719	1,118,814	1,119,879	1,207,811	1,205,496	1,125,415	1,052,457	1,058,592	1,060,846	1,016,798
Bloomberg Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value			$ 500,000		557,495	535,063	535,572	577,625	576,518	538,220	503,328
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Corporate & Government, 1-3 Years Index
Account Value				$ 1,000,000	1,145,876	1,091,571	1,085,491	1,126,271	1,120,238	1,075,342	1,031,117	1,028,389	1,024,945	1,008,993
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Corporate & Government, 1-3 Years Index
Account Value			$ 500,000		558,012	531,567	528,606	548,466	545,527	523,664	502,128
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 1,000,000			914,545	891,100	899,536
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Account Value				$ 1,000,000	1,266,871	1,227,437	1,189,532	1,301,052	1,249,021	1,195,826	1,120,671	1,103,407	1,108,816	1,029,995
Bloomberg Municipal Bond: 5 Year GO (4-6)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond: 5 Year GO (4-6)
Account Value				$ 1,000,000	$ 1,156,911	$ 1,138,501	$ 1,123,340	$ 1,182,882	$ 1,162,402	$ 1,116,005	$ 1,059,966	$ 1,058,096	$ 1,054,541	$ 1,013,131